GATX Corporation Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Plus:
Net assets available for benefits	$ 25,288,236	$ 23,636,219	$ 21,696,243
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	287,555,524	260,354,885
Plus:
Other receivables	918	1,195
Net assets available for benefits	287,556,442	260,356,080
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	114,161,653	98,986,627
Master Trust Balances | GATX common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	31,944,636	30,869,976
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	141,449,235	130,498,282
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	23,800,215	22,129,461
Plus:
Other receivables	27	48
Net assets available for benefits	23,800,242	22,129,509
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	17,043,745	14,799,815
Plan's Interest in Master Trust Balances | GATX common stock fund
EBP, Master Trust [Line Items]
Total investments at fair value	948,864	1,229,888
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	$ 5,807,606	$ 6,099,758